Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Operating Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancellable lease terms in excess of one year as of December 31, 2015 (in thousands):

Years ending December 31,
2016	$138
2017	132
2018	84
2019	78
2020	60
2021 and beyond	63
Total minimum payments required	$555